INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4	-	INVENTORIES

Inventories consist of raw materials, work in process and finished goods and are stated at the lower of cost (first-in, first-out basis) or market (net realizable value), and summarized as follows:

	December 31, 2012	March 31, 2012
Raw Materials	547,455	304,882
Work-in-Process	436,976	—
Finished Goods	—	—
Total Inventory	984,431	304,482

NOTE 3	INVENTORIES

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2012 and 2011 consist of the following:

	2012	2011
Finished Goods	$—	$156,399
Work-in-Process	25,200	—
Raw Materials	373,020	1,507,419
	398,220	1,663,818
Less: Inventory Valuation Reserve	(93,338)	(1,047,456)
	$304,882	$616,362

The Inventory Valuation Reserve as of March 31, 2012, consists of raw materials with an aggregate cost of $93,338 being expired materials with no commercial value

The Inventory Valuation Reserve as of March 31, 2011, consists of raw materials with an aggregate cost of $918,355 having no commercial value due to the FDA’s decision to remove Lodrane from the market and the FDA’s recent reclassification of the Company’s application to transfer the manufacturing site of Hydromorphone to its facilities from CBE-30 to Prior Approval, as well as $35,762 in expired raw materials which have not yet been destroyed and $93,339 in mark-to-market adjustments required to fairly state the Company’s raw materials inventory at the lower of cost or market, with current replacement cost being the standard upon which the market value is determined.

Please refer to the Current Reports on Form 8-K filed with the SEC on March 4, 2011 and June 6, 2011 for details on the FDA’s decision to remove Lodrane from the market and the FDA’s reclassification of the Company’s application for transfer of manufacturing site, respectively, with such filings being herein incorporated by reference